Stock-Based Compensation - Narrative (Details)	3 Months Ended			12 Months Ended
	Jun. 30, 2017 employees	Dec. 31, 2015 USD ($) employees	Mar. 31, 2015 employees	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares
Stock-Based Compensation
Options granted (in shares) | shares				0	0
Total intrinsic value of options exercised (in dollars)				$ 9,300,000	$ 7,800,000	$ 3,300,000
Proceeds from stock options exercised				0	12,700,000	$ 10,700,000
Weighted average grant date fair value of stock options granted (in dollars per share) | $ / shares						$ 2.31
Number of employees affected by modification of awards | employees	974	223	58
Incremental compensation cost due to modifications		$ 14,600,000
Stock options | Chief Executive Officer
Stock-Based Compensation
Contractual term (in years)						7 years
Performance share units (PSUs)
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)				$ 28,800,000	8,400,000	$ 13,400,000
Performance share units (PSUs) | Tranche one
Stock-Based Compensation
Vesting percentage (as a percent)				50.00%		50.00%
Vesting period (in years)				3 years		1 year
Performance share units (PSUs) | Tranche two
Stock-Based Compensation
Vesting percentage (as a percent)				50.00%		50.00%
Vesting period (in years)				4 years		2 years
Restricted Stock Units (RSUs)
Stock-Based Compensation
Contractual term (in years)				10 years
Vesting period (in years)				1 year
Total vest-date fair value of stock awards vested (in dollars)				$ 2,800,000	$ 15,900,000	$ 8,400,000
2015 Equity Incentive Plan
Stock-Based Compensation
Maximum number of shares that may be granted under the Plan (in shares) | shares				11,500,000.0